Average Annual Total Returns - Class S - Thrivent Low Volatility Equity Fund	Class S 1 Year	Class S SinceInception(2/28/2017)	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) SinceInception(2/28/2017)	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) SinceInception(2/28/2017)	MSCI World Minimum Volatility Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Minimum Volatility Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) SinceInception(2/28/2017)
Total	2.02%	8.13%	1.64%	7.50%	1.47%	6.23%	2.61%	8.77%